1. Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2015
Loans [Abstract]
Delinquent period for discontinuance of accrual of interest on loan	90 days
Period for credit card and other personal loans to be charged off past due, maximum	180 days